TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current taxes	$ 10,119	$ 8,742	$ 6,720
Taxes in respect of prior years			192
Deferred taxes	217	(1,921)	(3,312)
Income tax expense	10,336	6,821	3,600
Domestic	6,935	4,930	3,177
Foreign	$ 3,941	$ 1,891	$ 423